Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

15.Intangible assets

		Patented
	Software	technology	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019
Cost	4,200	230	2,030	6,460
Accumulated amortization and impairment	(1,313)	(230)	(1,522)	(3,065)
Net book value	2,887	—	508	3,395
Year ended December 31, 2019
Opening net book value	2,887	—	508	3,395
Additions	3,376	—	—	3,376
Amortization	(836)	—	(508)	(1,344)
Exchange differences	55	—	—	55
Closing net book value	5,482	—	—	5,482
As of December 31, 2019
Cost	7,679	230	2,030	9,939
Accumulated amortization and impairment	(2,197)	(230)	(2,030)	(4,457)
Net book value	5,482	—	—	5,482
Year ended December 31, 2020
Opening net book value	5,482	—	—	5,482
Additions	8,253	—	—	8,253
Amortization	(1,452)	—	—	(1,452)
Exchange differences	(18)	—	—	(18)
Closing net book value	12,265	—	—	12,265
As of December 31, 2020
Cost	15,798	230	2,030	18,058
Accumulated amortization and impairment	(3,533)	(230)	(2,030)	(5,793)
Net book value	12,265	—	—	12,265
Year ended December 31, 2021
Opening net book value	12,265	—	—	12,265
Additions	10,849	—	—	10,849
Amortization	(2,399)	—	—	(2,399)
Exchange differences	(20)	—	—	(20)
Closing net book value	20,695	—	—	20,695
As of December 31, 2021
Cost	26,582	230	2,030	28,842
Accumulated amortization and impairment	(5,887)	(230)	(2,030)	(8,147)
Net book value	20,695	—	—	20,695